UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA S&P 500 Index Fund - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2005



[LOGO OF USAA]
   USAA(R)

                               USAA S&P 500
                                     INDEX Fund

                                          [GRAPHIC OF USAA S&P 500 INDEX FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2005

                                                                      (Form N-Q)

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              COMMON STOCKS (99.5%)

              ADVERTISING (0.2%)
    95,500    Interpublic Group of Companies, Inc.*                                          $    1,112
    46,900    Omnicom Group, Inc.                                                                 3,922
                                                                                             ----------
                                                                                                  5,034
                                                                                             ----------
              AEROSPACE & DEFENSE (2.2%)
   205,700    Boeing Co.                                                                         13,977
    49,900    General Dynamics Corp.                                                              5,965
    32,200    Goodrich Corp.                                                                      1,428
   211,100    Honeywell International, Inc.                                                       7,916
    29,100    L-3 Communications Holdings, Inc.                                                   2,301
    93,100    Lockheed Martin Corp.                                                               5,683
    91,606    Northrop Grumman Corp.                                                              4,979
   110,900    Raytheon Co.                                                                        4,216
    40,100    Rockwell Collins, Inc.                                                              1,938
   257,000    United Technologies Corp.                                                          13,323
                                                                                             ----------
                                                                                                 61,726
                                                                                             ----------
              AGRICULTURAL PRODUCTS (0.1%)
   156,080    Archer-Daniels-Midland Co.                                                          3,849
                                                                                             ----------
              AIR FREIGHT & LOGISTICS (0.9%)
    75,200    FedEx Corp.                                                                         6,552
    15,000    Ryder System, Inc.                                                                    514
   276,900    United Parcel Service, Inc. "B"                                                    19,142
                                                                                             ----------
                                                                                                 26,208
                                                                                             ----------
              AIRLINES (0.1%)
   174,500    Southwest Airlines, Inc.                                                            2,591
                                                                                             ----------
              ALUMINUM (0.2%)
   216,500    Alcoa, Inc.                                                                         5,287
                                                                                             ----------
              APPAREL RETAIL (0.2%)
   148,600    Gap, Inc.                                                                           2,590
    95,000    Limited Brands, Inc.                                                                1,941
   116,100    TJX Companies, Inc.                                                                 2,378
                                                                                             ----------
                                                                                                  6,909
                                                                                             ----------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
    94,100    Coach, Inc.*                                                                        2,951
    27,539    Jones Apparel Group, Inc.                                                             785
    23,700    Liz Claiborne, Inc.                                                                   932
    24,200    V.F. Corp.                                                                          1,403
                                                                                             ----------
                                                                                                  6,071
                                                                                             ----------
              APPLICATION SOFTWARE (0.3%)
    58,600    Autodesk, Inc.                                                                      2,721
    43,600    Citrix Systems, Inc.*                                                               1,096
    91,400    Compuware Corp.*                                                                      868
    46,500    Intuit, Inc.*                                                                       2,084
    23,200    Mercury Interactive Corp.*                                                            919
    73,400    Parametric Technology Corp.*                                                          512
   132,800    Siebel Systems, Inc.                                                                1,372
                                                                                             ----------
                                                                                                  9,572
                                                                                             ----------

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
   199,400    Bank of New York Co., Inc.                                                     $    5,864
    24,300    Federated Investors, Inc. "B"                                                         807
    37,300    Franklin Resources, Inc.                                                            3,132
    62,600    Janus Capital Group, Inc.                                                             905
    98,600    Mellon Financial Corp.                                                              3,152
    45,600    Northern Trust Corp.                                                                2,305
    81,700    State Street Corp.                                                                  3,997
    30,400    T. Rowe Price Group, Inc.                                                           1,985
                                                                                             ----------
                                                                                                 22,147
                                                                                             ----------
              AUTO PARTS & EQUIPMENT (0.1%)
    33,200    Dana Corp.                                                                            312
   125,200    Delphi Corp.                                                                          346
    45,400    Johnson Controls, Inc.                                                              2,817
    34,900    Visteon Corp.                                                                         341
                                                                                             ----------
                                                                                                  3,816
                                                                                             ----------
              AUTOMOBILE MANUFACTURERS (0.3%)
   456,900    Ford Motor Co.                                                                      4,505
   142,400    General Motors Corp.                                                                4,359
                                                                                             ----------
                                                                                                  8,864
                                                                                             ----------
              AUTOMOTIVE RETAIL (0.1%)
    48,800    Autonation, Inc.*                                                                     975
    14,200    AutoZone, Inc.*                                                                     1,182
                                                                                             ----------
                                                                                                  2,157
                                                                                             ----------
              BIOTECHNOLOGY (1.5%)
   309,548    Amgen, Inc.*                                                                       24,662
    45,500    Applera Corp. - Applied Biosystems Group                                            1,057
    86,010    Biogen Idec, Inc.*                                                                  3,396
    28,900    Chiron Corp.*                                                                       1,260
    64,800    Genzyme Corp.*                                                                      4,642
   113,632    Gilead Sciences, Inc.*                                                              5,541
    62,200    MedImmune, Inc.*                                                                    2,093
                                                                                             ----------
                                                                                                 42,651
                                                                                             ----------
              BREWERS (0.3%)
   197,400    Anheuser-Busch Companies, Inc.                                                      8,496
    15,300    Molson Coors Brewing Co. "B"                                                          979
                                                                                             ----------
                                                                                                  9,475
                                                                                             ----------
              BROADCASTING & CABLE TV (0.8%)
   133,100    Clear Channel Communications, Inc.                                                  4,378
   551,894    Comcast Corp. "A"*                                                                 16,215
    60,400    Univision Communications, Inc. "A"*                                                 1,602
                                                                                             ----------
                                                                                                 22,195
                                                                                             ----------
              BUILDING PRODUCTS (0.2%)
    48,600    American Standard Companies, Inc.                                                   2,262
   110,000    Masco Corp.                                                                         3,375
                                                                                             ----------
                                                                                                  5,637
                                                                                             ----------
              CASINOS & GAMING (0.2%)
    44,800    Harrah's Entertainment, Inc.                                                        2,921
    85,796    International Game Technology, Inc.                                                 2,316
                                                                                             ----------
                                                                                                  5,237
                                                                                             ----------
              COMMERCIAL PRINTING (0.1%)
    49,500    R.R. Donnelley & Sons Co.                                                           1,835
                                                                                             ----------

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (2.8%)
    28,400    ADC Telecommunications, Inc.*                                                  $      649
    34,300    Andrew Corp.*                                                                         382
   110,572    Avaya, Inc.*                                                                        1,139
   145,500    Ciena Corp.*                                                                          384
 1,609,400    Cisco Systems, Inc.*                                                               28,857
    49,600    Comverse Technology, Inc.*                                                          1,303
   371,800    Corning, Inc.*                                                                      7,187
   430,600    JDS Uniphase Corp.*                                                                   956
 1,111,300    Lucent Technologies, Inc.*                                                          3,612
   622,800    Motorola, Inc.                                                                     13,758
   408,600    QUALCOMM, Inc.                                                                     18,285
    37,200    Scientific-Atlanta, Inc.                                                            1,395
   123,100    Tellabs, Inc.*                                                                      1,295
                                                                                             ----------
                                                                                                 79,202
                                                                                             ----------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
   102,750    Best Buy Co., Inc.                                                                  4,473
    43,700    Circuit City Group                                                                    750
    40,100    RadioShack Corp.                                                                      994
                                                                                             ----------
                                                                                                  6,217
                                                                                             ----------
              COMPUTER HARDWARE (3.2%)
   208,900    Apple Computer, Inc.*                                                              11,199
   599,800    Dell, Inc.*                                                                        20,513
    77,900    Gateway, Inc.*                                                                        210
   722,011    Hewlett-Packard Co.                                                                21,083
   402,000    International Business Machines Corp.                                              32,249
    47,800    NCR Corp.*                                                                          1,525
   839,900    Sun Microsystems, Inc.*                                                             3,292
                                                                                             ----------
                                                                                                 90,071
                                                                                             ----------
              COMPUTER STORAGE & PERIPHERALS (0.4%)
   601,100    EMC Corp.*                                                                          7,778
    30,600    Lexmark International, Inc. "A"*                                                    1,868
    91,600    Network Appliance, Inc.*                                                            2,175
    21,100    QLogic Corp.*                                                                         722
                                                                                             ----------
                                                                                                 12,543
                                                                                             ----------
              CONSTRUCTION & ENGINEERING (0.0%)(e)
    20,100    Fluor Corp.                                                                         1,294
                                                                                             ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
   166,800    Caterpillar, Inc.                                                                   9,800
    11,700    Cummins, Inc.                                                                       1,029
    60,300    Deere & Co.                                                                         3,690
    17,600    Navistar International Corp.*                                                         571
    42,000    PACCAR, Inc.                                                                        2,851
                                                                                             ----------
                                                                                                 17,941
                                                                                             ----------
              CONSTRUCTION MATERIALS (0.1%)
    24,800    Vulcan Materials Co.                                                                1,840
                                                                                             ----------
              CONSUMER FINANCE (1.4%)
   310,300    American Express Co.                                                               17,824
    71,500    Capital One Financial Corp.                                                         5,686
   320,400    MBNA Corp.                                                                          7,895
    66,200    Providian Financial Corp.*                                                          1,170
   105,000    SLM Corp.                                                                           5,632
                                                                                             ----------
                                                                                                 38,207
                                                                                             ----------

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    31,600    Affiliated Computer Services, Inc. "A"*                                        $    1,725
   146,200    Automatic Data Processing, Inc.                                                     6,293
    45,200    Computer Sciences Corp.*                                                            2,139
    36,000    Convergys Corp.*                                                                      517
   129,200    Electronic Data Systems Corp.                                                       2,899
   191,712    First Data Corp.                                                                    7,669
    48,100    Fiserv, Inc.*                                                                       2,206
    88,600    Paychex, Inc.                                                                       3,285
    31,600    Sabre Holdings Corp. "A"                                                              641
                                                                                             ----------
                                                                                                 27,374
                                                                                             ----------
              DEPARTMENT STORES (0.6%)
    18,700    Dillard's, Inc. "A"                                                                   391
    64,101    Federated Dept. Stores, Inc.                                                        4,287
    63,900    J.C. Penney Co., Inc.                                                               3,030
    85,700    Kohl's Corp.*                                                                       4,300
    57,000    Nordstrom, Inc.                                                                     1,956
    25,385    Sears Holdings Corp.*                                                               3,158
                                                                                             ----------
                                                                                                 17,122
                                                                                             ----------
              DISTILLERS & VINTNERS (0.1%)
    22,300    Brown-Forman Corp. "B"                                                              1,328
    48,500    Constellation Brands, Inc. "A"*                                                     1,261
                                                                                             ----------
                                                                                                  2,589
                                                                                             ----------
              DISTRIBUTORS (0.1%)
    41,900    Genuine Parts Co.                                                                   1,797
                                                                                             ----------
              DIVERSIFIED BANKS (3.6%)
 1,012,320    Bank of America Corp.                                                              42,619
    45,600    Comerica, Inc.                                                                      2,686
   462,700    U.S. Bancorp                                                                       12,992
   398,502    Wachovia Corp.                                                                     18,965
   422,800    Wells Fargo & Co.                                                                  24,763
                                                                                             ----------
                                                                                                102,025
                                                                                             ----------
              DIVERSIFIED CHEMICALS (0.9%)
    18,700    Ashland, Inc.                                                                       1,033
   244,000    Dow Chemical Co.                                                                   10,167
   252,000    E.I. du Pont de Nemours & Co.                                                       9,871
    19,300    Eastman Chemical Co.                                                                  907
    27,800    Engelhard Corp.                                                                       776
    24,800    Hercules, Inc.*                                                                       303
    39,800    PPG Industries, Inc.                                                                2,356
                                                                                             ----------
                                                                                                 25,413
                                                                                             ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
   265,610    Cendant Corp.                                                                       5,482
    36,500    Cintas Corp.                                                                        1,499
    31,400    Equifax, Inc.                                                                       1,097
                                                                                             ----------
                                                                                                  8,078
                                                                                             ----------
              DIVERSIFIED METALS & MINING (0.2%)
    43,500    Freeport-McMoRan Copper & Gold, Inc. "B"                                            2,114
    24,800    Phelps Dodge Corp.                                                                  3,222
                                                                                             ----------
                                                                                                  5,336
                                                                                             ----------

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              DRUG RETAIL (0.6%)
   202,400    CVS Corp.                                                                      $    5,872
   252,200    Walgreen Co.                                                                       10,958
                                                                                             ----------
                                                                                                 16,830
                                                                                             ----------
              EDUCATION SERVICES (0.1%)
    37,700    Apollo Group, Inc. "A"*                                                             2,503
                                                                                             ----------
              ELECTRIC UTILITIES (1.7%)
    36,600    Allegheny Energy, Inc.*                                                             1,124
   101,200    American Electric Power Co.                                                         4,018
    48,000    Cinergy Corp.                                                                       2,132
    80,400    Edison International                                                                3,801
    53,800    Entergy Corp.                                                                       3,999
   169,900    Exelon Corp.                                                                        9,080
    81,350    FirstEnergy Corp.                                                                   4,240
   101,200    FPL Group, Inc.                                                                     4,817
    25,100    Pinnacle West Capital Corp.                                                         1,106
    93,600    PPL Corp.                                                                           3,026
    62,600    Progress Energy, Inc.                                                               2,801
   189,600    Southern Co.                                                                        6,780
                                                                                             ----------
                                                                                                 46,924
                                                                                             ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    49,000    American Power Conversion Corp.                                                     1,269
    23,000    Cooper Industries, Inc. "A"                                                         1,590
   100,800    Emerson Electric Co.                                                                7,238
    42,900    Rockwell Automation, Inc.                                                           2,269
                                                                                             ----------
                                                                                                 12,366
                                                                                             ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
   125,500    Agilent Technologies, Inc.*                                                         4,110
    51,500    Symbol Technologies, Inc.                                                             498
    18,700    Tektronix, Inc.                                                                       472
                                                                                             ----------
                                                                                                  5,080
                                                                                             ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
    49,100    Jabil Circuit, Inc.*                                                                1,518
    39,300    Molex, Inc.                                                                         1,049
   123,300    Sanmina-SCI Corp.*                                                                    529
   233,100    Solectron Corp.*                                                                      911
                                                                                             ----------
                                                                                                  4,007
                                                                                             ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    71,900    Allied Waste Industries, Inc.*                                                        608
   134,900    Waste Management, Inc.                                                              3,859
                                                                                             ----------
                                                                                                  4,467
                                                                                             ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    67,661    Monsanto Co.                                                                        4,246
                                                                                             ----------
              FOOD DISTRIBUTORS (0.2%)
   157,000    Sysco Corp.                                                                         4,925
                                                                                             ----------
              FOOD RETAIL (0.4%)
    93,300    Albertson's, Inc.                                                                   2,393
   184,400    Kroger Co.*                                                                         3,797
   115,000    Safeway, Inc.                                                                       2,944
    34,600    SUPERVALU, Inc.                                                                     1,077
                                                                                             ----------
                                                                                                 10,211
                                                                                             ----------

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              FOOTWEAR (0.2%)
    49,200    NIKE, Inc. "B"                                                                 $    4,019
    14,900    Reebok International Ltd.                                                             843
                                                                                             ----------
                                                                                                  4,862
                                                                                             ----------
              FOREST PRODUCTS (0.2%)
    29,200    Louisiana-Pacific Corp.                                                               809
    62,000    Weyerhaeuser Co.                                                                    4,262
                                                                                             ----------
                                                                                                  5,071
                                                                                             ----------
              GAS UTILITIES (0.0%)(e)
    13,200    NICOR, Inc.                                                                           555
     8,000    Peoples Energy Corp.                                                                  315
                                                                                             ----------
                                                                                                    870
                                                                                             ----------
              GENERAL MERCHANDISE STORES (0.5%)
    26,100    Big Lots, Inc.*                                                                       287
    76,400    Dollar General Corp.                                                                1,401
    42,800    Family Dollar Stores, Inc.                                                            850
   219,100    Target Corp.                                                                       11,378
                                                                                             ----------
                                                                                                 13,916
                                                                                             ----------
              GOLD (0.2%)
   110,700    Newmont Mining Corp.                                                                5,222
                                                                                             ----------
              HEALTH CARE DISTRIBUTORS (0.4%)
    23,859    AmerisourceBergen Corp.                                                             1,844
   108,415    Cardinal Health, Inc.                                                               6,878
    78,400    McKesson Corp.                                                                      3,720
                                                                                             ----------
                                                                                                 12,442
                                                                                             ----------
              HEALTH CARE EQUIPMENT (2.1%)
   156,900    Baxter International, Inc.                                                          6,255
    61,400    Becton, Dickinson & Co.                                                             3,219
    64,700    Biomet, Inc.                                                                        2,246
   150,700    Boston Scientific Corp.*                                                            3,522
    26,400    C.R. Bard, Inc.                                                                     1,743
    29,700    Fisher Scientific International, Inc.*                                              1,843
    80,300    Guidant Corp.                                                                       5,532
    36,360    Hospira, Inc.*                                                                      1,490
   303,500    Medtronic, Inc.                                                                    16,274
    31,700    PerkinElmer, Inc.                                                                     646
    90,600    St. Jude Medical, Inc.*                                                             4,240
    74,700    Stryker Corp.                                                                       3,692
    41,400    Thermo Electron Corp.*                                                              1,279
    27,600    Waters Corp.*                                                                       1,148
    61,300    Zimmer Holdings, Inc.*                                                              4,223
                                                                                             ----------
                                                                                                 57,352
                                                                                             ----------
              HEALTH CARE FACILITIES (0.3%)
   112,300    HCA, Inc.                                                                           5,382
    60,600    Health Management Associates, Inc. "A"                                              1,422
    21,800    Manor Care, Inc.                                                                      837
   115,100    Tenet Healthcare Corp.*                                                             1,293
                                                                                             ----------
                                                                                                  8,934
                                                                                             ----------
              HEALTH CARE SERVICES (0.6%)
   115,300    Caremark Rx, Inc.*                                                                  5,757
    39,000    Express Scripts, Inc.*                                                              2,426
    57,200    IMS Health, Inc.                                                                    1,440

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    32,800    Laboratory Corporation of America Holdings*                                    $    1,598
    76,283    Medco Health Solutions, Inc.*                                                       4,182
    43,380    Quest Diagnostics, Inc.                                                             2,192
                                                                                             ----------
                                                                                                 17,595
                                                                                             ----------
              HEALTH CARE SUPPLIES (0.1%)
    14,400    Bausch & Lomb, Inc.                                                                 1,162
    10,900    Millipore Corp.*                                                                      685
                                                                                             ----------
                                                                                                  1,847
                                                                                             ----------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
    75,800    Electronic Arts, Inc.*                                                              4,312
                                                                                             ----------
              HOME FURNISHINGS (0.0%)(e)
    44,600    Leggett & Platt, Inc.                                                                 901
                                                                                             ----------
              HOME IMPROVEMENT RETAIL (1.2%)
   536,700    Home Depot, Inc.                                                                   20,470
   195,100    Lowe's Companies, Inc.                                                             12,564
    32,400    Sherwin-Williams Co.                                                                1,428
                                                                                             ----------
                                                                                                 34,462
                                                                                             ----------
              HOMEBUILDING (0.3%)
    32,400    Centex Corp.                                                                        2,092
    67,300    D.R. Horton, Inc.                                                                   2,438
    22,000    KB Home                                                                             1,610
    57,200    Pulte Homes, Inc.                                                                   2,455
                                                                                             ----------
                                                                                                  8,595
                                                                                             ----------
              HOMEFURNISHING RETAIL (0.1%)
    72,300    Bed Bath & Beyond, Inc.*                                                            2,905
                                                                                             ----------
              HOTELS, RESORTS, & CRUISE LINES (0.5%)
   109,000    Carnival Corp.                                                                      5,448
    84,200    Hilton Hotels Corp.                                                                 1,879
    44,200    Marriott International, Inc. "A"                                                    2,785
    53,800    Starwood Hotels & Resorts Worldwide, Inc.                                           3,076
                                                                                             ----------
                                                                                                 13,188
                                                                                             ----------
              HOUSEHOLD APPLIANCES (0.2%)
    19,400    Black & Decker Corp.                                                                1,593
    17,500    Maytag Corp.                                                                          320
    12,800    Snap-On, Inc.                                                                         462
    19,800    Stanley Works                                                                         924
    18,100    Whirlpool Corp.                                                                     1,371
                                                                                             ----------
                                                                                                  4,670
                                                                                             ----------
              HOUSEHOLD PRODUCTS (1.9%)
    35,700    Clorox Co.                                                                          1,983
   133,400    Colgate-Palmolive Co.                                                               7,042
   120,400    Kimberly-Clark Corp.                                                                7,168
   641,073    Procter & Gamble Co.                                                               38,118
                                                                                             ----------
                                                                                                 54,311
                                                                                             ----------
              HOUSEWARES & SPECIALTIES (0.2%)
    35,900    Fortune Brands, Inc.                                                                2,920
    70,500    Newell Rubbermaid, Inc.                                                             1,597
                                                                                             ----------
                                                                                                  4,517
                                                                                             ----------

8

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    30,100    Monster Worldwide, Inc.*                                                       $      925
    43,700    Robert Half International, Inc.                                                     1,555
                                                                                             ----------
                                                                                                  2,480
                                                                                             ----------
              HYPERMARKETS & SUPER CENTERS (1.2%)
   119,400    Costco Wholesale Corp.                                                              5,145
   627,900    Wal-Mart Stores, Inc.(c)                                                           27,515
                                                                                             ----------
                                                                                                 32,660
                                                                                             ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
   162,000    AES Corp.*                                                                          2,662
   148,500    Calpine Corp.*                                                                        385
    43,500    Constellation Energy Group, Inc.                                                    2,679
   233,200    Duke Energy Corp.                                                                   6,802
    84,921    Dynegy, Inc. "A"*                                                                     400
    60,000    TXU Corp.                                                                           6,773
                                                                                             ----------
                                                                                                 19,701
                                                                                             ----------
              INDUSTRIAL CONGLOMERATES (4.3%)
   191,100    3M Co.                                                                             14,019
 2,662,200    General Electric Co.(c)                                                            89,636
    32,200    Textron, Inc.                                                                       2,309
   510,400    Tyco International Ltd.                                                            14,215
                                                                                             ----------
                                                                                                120,179
                                                                                             ----------
              INDUSTRIAL GASES (0.2%)
    52,900    Air Products & Chemicals, Inc.                                                      2,917
    78,800    Praxair, Inc.                                                                       3,777
                                                                                             ----------
                                                                                                  6,694
                                                                                             ----------
              INDUSTRIAL MACHINERY (0.7%)
    61,300    Danaher Corp.                                                                       3,300
    47,200    Dover Corp.                                                                         1,925
    35,900    Eaton Corp.                                                                         2,282
    54,000    Illinois Tool Works, Inc.                                                           4,446
    80,600    Ingersoll-Rand Co., Ltd. "A"                                                        3,081
    22,500    ITT Industries, Inc.                                                                2,556
    27,100    Pall Corp.                                                                            745
    30,000    Parker-Hannifin Corp.                                                               1,929
                                                                                             ----------
                                                                                                 20,264
                                                                                             ----------
              INSURANCE BROKERS (0.2%)
    78,900    Aon Corp.                                                                           2,531
   128,200    Marsh & McLennan Companies, Inc.                                                    3,896
                                                                                             ----------
                                                                                                  6,427
                                                                                             ----------
              INTEGRATED OIL & GAS (6.5%)
    20,100    Amerada Hess Corp.                                                                  2,764
   567,517    Chevron Corp.                                                                      36,735
   351,308    ConocoPhillips                                                                     24,560
 1,583,500    Exxon Mobil Corp.(c)                                                              100,616
    92,620    Marathon Oil Corp.                                                                  6,384
    40,700    Murphy Oil Corp.                                                                    2,030
   101,700    Occidental Petroleum Corp.                                                          8,688
                                                                                             ----------
                                                                                                181,777
                                                                                             ----------
              INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
   200,980    AT&T Corp.                                                                          3,979
   464,100    BellSouth Corp.                                                                    12,206
    31,400    CenturyTel, Inc.                                                                    1,098

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    83,600    Citizens Communications Co.                                                    $    1,133
   412,200    Qwest Communications International, Inc.*                                           1,690
   831,600    SBC Communications, Inc.                                                           19,933
   698,000    Verizon Communications, Inc.                                                       22,818
                                                                                             ----------
                                                                                                 62,857
                                                                                             ----------
              INTERNET RETAIL (0.4%)
   280,200    eBay, Inc.*                                                                        11,544
                                                                                             ----------
              INTERNET SOFTWARE & SERVICES (0.4%)
   315,200    Yahoo!, Inc.*                                                                      10,666
                                                                                             ----------
              INVESTMENT BANKING & BROKERAGE (2.1%)
    26,800    Bear Stearns Companies, Inc.                                                        2,941
   261,200    Charles Schwab Corp.                                                                3,769
    98,500    E*TRADE Financial Corp.*                                                            1,734
   116,200    Goldman Sachs Group, Inc.                                                          14,128
    67,700    Lehman Brothers Holdings, Inc.                                                      7,886
   231,400    Merrill Lynch & Co., Inc.                                                          14,196
   275,000    Morgan Stanley                                                                     14,833
                                                                                             ----------
                                                                                                 59,487
                                                                                             ----------
              IT CONSULTING & OTHER SERVICES (0.0%)(e)
    73,600    Unisys Corp.*                                                                         489
                                                                                             ----------
              LEISURE PRODUCTS (0.1%)
    23,900    Brunswick Corp.                                                                       902
    38,800    Hasbro, Inc.                                                                          763
   105,900    Mattel, Inc.                                                                        1,766
                                                                                             ----------
                                                                                                  3,431
                                                                                             ----------
              LIFE & HEALTH INSURANCE (1.1%)
   124,100    AFLAC, Inc.                                                                         5,622
    31,700    Jefferson-Pilot Corp.                                                               1,622
    40,900    Lincoln National Corp.                                                              2,128
   191,900    Metlife, Inc.                                                                       9,562
   128,900    Prudential Financial, Inc.                                                          8,708
    25,500    Torchmark Corp.                                                                     1,347
    77,800    UnumProvident Corp.                                                                 1,595
                                                                                             ----------
                                                                                                 30,584
                                                                                             ----------
              MANAGED HEALTH CARE (1.6%)
    71,500    Aetna, Inc.                                                                         6,159
    32,000    CIGNA Corp.                                                                         3,772
    26,320    Coventry Health Care, Inc.*                                                         2,264
    40,200    Humana, Inc.*                                                                       1,925
   315,400    UnitedHealth Group, Inc.                                                           17,725
   153,364    WellPoint, Inc.*                                                                   11,628
                                                                                             ----------
                                                                                                 43,473
                                                                                             ----------
              METAL & GLASS CONTAINERS (0.1%)
    30,500    Ball Corp.                                                                          1,120
    32,800    Pactiv Corp.*                                                                         575
                                                                                             ----------
                                                                                                  1,695
                                                                                             ----------
              MOTORCYCLE MANUFACTURERS (0.1%)
    70,100    Harley-Davidson, Inc.                                                               3,396
                                                                                             ----------

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              MOVIES & ENTERTAINMENT (2.0%)
   621,500    News Corp. "A"                                                                 $    9,689
 1,176,100    Time Warner, Inc.                                                                  21,299
   398,200    Viacom, Inc. "B"                                                                   13,145
   508,700    Walt Disney Co.                                                                    12,275
                                                                                             ----------
                                                                                                 56,408
                                                                                             ----------
              MULTI-LINE INSURANCE (1.8%)
   651,149    American International Group, Inc.                                                 40,345
    76,300    Hartford Financial Services Group, Inc.                                             5,888
    34,100    Loews Corp.                                                                         3,151
                                                                                             ----------
                                                                                                 49,384
                                                                                             ----------
              MULTI-UTILITIES (1.2%)
    49,400    Ameren Corp.                                                                        2,642
    77,300    CenterPoint Energy, Inc.                                                            1,149
    54,800    CMS Energy Corp.*                                                                     902
    64,300    Consolidated Edison, Inc.                                                           3,122
    85,700    Dominion Resources, Inc. of Virginia                                                7,382
    40,400    DTE Energy Co.                                                                      1,853
    42,300    KeySpan Corp.                                                                       1,556
    61,800    NiSource, Inc.                                                                      1,499
    93,200    PG&E Corp.                                                                          3,658
    59,400    Public Service Enterprise Group, Inc.                                               3,823
    66,400    Sempra Energy                                                                       3,125
    42,700    TECO Energy, Inc.                                                                     769
   105,300    Xcel Energy, Inc.                                                                   2,065
                                                                                             ----------
                                                                                                 33,545
                                                                                             ----------
              OFFICE ELECTRONICS (0.1%)
   244,300    Xerox Corp.*                                                                        3,335
                                                                                             ----------
              OFFICE SERVICES & SUPPLIES (0.1%)
    25,400    Avery Dennison Corp.                                                                1,331
    55,200    Pitney Bowes, Inc.                                                                  2,304
                                                                                             ----------
                                                                                                  3,635
                                                                                             ----------
              OIL & GAS DRILLING (0.4%)
    38,500    Nabors Industries Ltd.*                                                             2,766
    36,000    Noble Corp.                                                                         2,465
    30,500    Rowan Companies, Inc.                                                               1,082
    83,500    Transocean, Inc.*                                                                   5,119
                                                                                             ----------
                                                                                                 11,432
                                                                                             ----------
              OIL & GAS EQUIPMENT & SERVICES (1.2%)
    83,900    Baker Hughes, Inc.                                                                  5,007
    76,200    BJ Services Co.                                                                     2,743
   125,500    Halliburton Co.                                                                     8,599
    43,400    National-Oilwell Varco, Inc.*                                                       2,856
   148,500    Schlumberger Ltd.                                                                  12,530
    36,300    Weatherford International Ltd.*                                                     2,492
                                                                                             ----------
                                                                                                 34,227
                                                                                             ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.4%)
    58,400    Anadarko Petroleum Corp.                                                            5,592
    81,900    Apache Corp.                                                                        6,161
    96,400    Burlington Resources, Inc.                                                          7,839
   115,500    Devon Energy Corp.                                                                  7,928

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    59,400    EOG Resources, Inc.                                                            $    4,449
    28,281    Kerr-McGee Corp.                                                                    2,746
    89,066    XTO Energy, Inc.                                                                    4,036
                                                                                             ----------
                                                                                                 38,751
                                                                                             ----------
              OIL & GAS REFINING & MARKETING (0.4%)
    35,000    Sunoco, Inc.                                                                        2,737
    76,500    Valero Energy Corp.                                                                 8,649
                                                                                             ----------
                                                                                                 11,386
                                                                                             ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   159,900    El Paso Corp.                                                                       2,222
    25,000    Kinder Morgan, Inc.                                                                 2,404
   143,344    Williams Companies, Inc.                                                            3,591
                                                                                             ----------
                                                                                                  8,217
                                                                                             ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.3%)
 1,297,600    Citigroup, Inc.(c)                                                                 59,067
   885,929    JPMorgan Chase & Co.                                                               30,059
    71,600    Principal Financial Group, Inc.                                                     3,392
                                                                                             ----------
                                                                                                 92,518
                                                                                             ----------
              PACKAGED FOODS & MEATS (1.0%)
    49,700    Campbell Soup Co.                                                                   1,479
   122,900    ConAgra Foods, Inc.                                                                 3,042
    88,400    General Mills, Inc.                                                                 4,261
    83,300    H.J. Heinz Co.                                                                      3,044
    46,500    Hershey Co.                                                                         2,618
    66,200    Kellogg Co.                                                                         3,054
    31,200    McCormick & Co., Inc.                                                               1,018
   197,600    Sara Lee Corp.                                                                      3,744
    62,200    Tyson Foods, Inc. "A"                                                               1,123
    47,000    Wm. Wrigley Jr. Co.                                                                 3,378
                                                                                             ----------
                                                                                                 26,761
                                                                                             ----------
              PAPER PACKAGING (0.1%)
    23,800    Bemis Co., Inc.                                                                       588
    21,800    Sealed Air Corp.*                                                                   1,034
    30,200    Temple-Inland, Inc.                                                                 1,234
                                                                                             ----------
                                                                                                  2,856
                                                                                             ----------
              PAPER PRODUCTS (0.3%)
    65,100    Georgia-Pacific Corp.                                                               2,217
   125,800    International Paper Co.                                                             3,749
    40,311    MeadWestvaco Corp.                                                                  1,114
                                                                                             ----------
                                                                                                  7,080
                                                                                             ----------
              PERSONAL PRODUCTS (0.6%)
    22,950    Alberto-Culver Co.                                                                  1,027
   118,000    Avon Products, Inc.                                                                 3,186
   226,000    Gillette Co.                                                                       13,153
                                                                                             ----------
                                                                                                 17,366
                                                                                             ----------
              PHARMACEUTICALS (6.6%)
   392,500    Abbott Laboratories                                                                16,642
    31,300    Allergan, Inc.                                                                      2,868
   494,800    Bristol-Myers Squibb Co.                                                           11,905
   283,900    Eli Lilly & Co.                                                                    15,194
    87,100    Forest Laboratories, Inc.*                                                          3,394

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
   748,900    Johnson & Johnson, Inc.                                                        $   47,390
    53,900    King Pharmaceuticals, Inc.*                                                           829
   553,900    Merck & Co., Inc.                                                                  15,071
    62,600    Mylan Laboratories, Inc.                                                            1,206
 1,855,320    Pfizer, Inc.(c)                                                                    46,327
   370,200    Schering-Plough Corp.                                                               7,793
    24,300    Watson Pharmaceuticals, Inc.*                                                         890
   335,700    Wyeth                                                                              15,533
                                                                                             ----------
                                                                                                185,042
                                                                                             ----------
              PHOTOGRAPHIC PRODUCTS (0.1%)
    74,100    Eastman Kodak Co.                                                                   1,803
                                                                                             ----------
              PROPERTY & CASUALTY INSURANCE (1.4%)
    72,100    ACE Ltd.                                                                            3,394
   164,600    Allstate Corp.                                                                      9,101
    28,200    AMBAC Financial Group, Inc.                                                         2,032
    49,000    Chubb Corp.                                                                         4,388
    39,579    Cincinnati Financial Corp.                                                          1,658
    35,700    MBIA, Inc.                                                                          2,164
    48,500    Progressive Corp.                                                                   5,081
    33,200    SAFECO Corp.                                                                        1,772
   167,907    St. Paul Travelers Companies, Inc.                                                  7,534
    32,600    XL Capital Ltd. "A"                                                                 2,218
                                                                                             ----------
                                                                                                 39,342
                                                                                             ----------
              PUBLISHING (0.5%)
    19,000    Dow Jones & Co., Inc.                                                                 726
    61,900    Gannett Co., Inc.                                                                   4,261
    18,000    Knight-Ridder, Inc.                                                                 1,056
    95,300    McGraw-Hill Companies, Inc.                                                         4,578
    11,000    Meredith Corp.                                                                        549
    34,000    New York Times Co. "A"                                                              1,011
    69,700    Tribune Co.                                                                         2,362
                                                                                             ----------
                                                                                                 14,543
                                                                                             ----------
              RAILROADS (0.6%)
    95,000    Burlington Northern Santa Fe Corp.                                                  5,681
    52,800    CSX Corp.                                                                           2,454
   102,700    Norfolk Southern Corp.                                                              4,166
    64,800    Union Pacific Corp.                                                                 4,646
                                                                                             ----------
                                                                                                 16,947
                                                                                             ----------
              REAL ESTATE INVESTMENT TRUSTS (0.8%)
    28,000    Apartment Investment & Management Co. "A"                                           1,086
    51,000    Archstone-Smith Trust                                                               2,034
   105,200    Equity Office Properties Trust                                                      3,441
    74,800    Equity Residential Properties Trust                                                 2,831
    40,300    Plum Creek Timber Co., Inc.                                                         1,528
    60,800    ProLogis                                                                            2,694
    22,600    Public Storage, Inc.                                                                1,514
    47,600    Simon Property Group, Inc.                                                          3,528
    28,900    Vornado Realty Trust                                                                2,503
                                                                                             ----------
                                                                                                 21,159
                                                                                             ----------
              REGIONAL BANKS (1.8%)
    84,400    AmSouth Bancorp                                                                     2,132
   135,100    BB&T Corp.                                                                          5,276
    29,100    Compass Bancshares, Inc.                                                            1,333

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                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
   137,400    Fifth Third Bancorp                                                            $    5,047
    28,700    First Horizon National Corp.                                                        1,043
    61,400    Huntington Bancshares, Inc.                                                         1,380
    99,900    KeyCorp                                                                             3,222
    21,400    M&T Bank Corp.                                                                      2,262
    50,800    Marshall & Ilsley Corp.                                                             2,210
   146,500    National City Corp.                                                                 4,899
   123,700    North Fork Bancorp., Inc.                                                           3,154
    69,800    PNC Financial Services Group                                                        4,050
   109,183    Regions Financial Corp.                                                             3,398
    92,600    SunTrust Banks, Inc.                                                                6,431
    74,800    Synovus Financial Corp.                                                             2,073
    23,700    Zions Bancorp                                                                       1,688
                                                                                             ----------
                                                                                                 49,598
                                                                                             ----------
              RESTAURANTS (0.8%)
    36,750    Darden Restaurants, Inc.                                                            1,116
   316,200    McDonald's Corp.                                                                   10,590
   100,200    Starbucks Corp.*                                                                    5,020
    26,500    Wendy's International, Inc.                                                         1,196
    69,200    Yum! Brands, Inc.                                                                   3,350
                                                                                             ----------
                                                                                                 21,272
                                                                                             ----------
              SEMICONDUCTOR EQUIPMENT (0.4%)
   398,500    Applied Materials, Inc.                                                             6,759
    50,100    KLA-Tencor Corp.                                                                    2,443
    37,700    Novellus Systems, Inc.*                                                               945
    49,600    Teradyne, Inc.*                                                                       818
                                                                                             ----------
                                                                                                 10,965
                                                                                             ----------
              SEMICONDUCTORS (2.9%)
    94,200    Advanced Micro Devices, Inc.*                                                       2,374
    95,500    Altera Corp.*                                                                       1,825
    89,300    Analog Devices, Inc.                                                                3,317
    68,100    Applied Micro Circuits Corp.*                                                         204
    73,600    Broadcom Corp. "A"*                                                                 3,452
   100,208    Freescale Semiconductor, Inc. "B"*                                                  2,363
 1,528,900    Intel Corp.                                                                        37,687
    78,300    Linear Technology Corp.                                                             2,943
   101,400    LSI Logic Corp.*                                                                      999
    83,700    Maxim Integrated Products, Inc.                                                     3,570
   158,100    Micron Technology, Inc.*                                                            2,103
    83,800    National Semiconductor Corp.                                                        2,204
    42,100    NVIDIA Corp.*                                                                       1,443
    38,100    PMC-Sierra, Inc.*                                                                     336
   408,000    Texas Instruments, Inc.                                                            13,831
    88,300    Xilinx, Inc.                                                                        2,459
                                                                                             ----------
                                                                                                 81,110
                                                                                             ----------
              SOFT DRINKS (1.8%)
   522,000    Coca-Cola Co.                                                                      22,545
    79,800    Coca-Cola Enterprises, Inc.                                                         1,556
    38,000    Pepsi Bottling Group, Inc.                                                          1,085
   418,100    PepsiCo, Inc.                                                                      23,711
                                                                                             ----------
                                                                                                 48,897
                                                                                             ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
    80,400    H&R Block, Inc.                                                                     1,928
                                                                                             ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              SPECIALIZED FINANCE (0.2%)
    54,500    CIT Group, Inc.                                                                $    2,463
    65,100    Moody's Corp.                                                                       3,325
                                                                                             ----------
                                                                                                  5,788
                                                                                             ----------
              SPECIALTY CHEMICALS (0.2%)
    49,500    Ecolab, Inc.                                                                        1,580
    21,800    International Flavors & Fragrances, Inc.                                              777
    38,700    Rohm & Haas Co.                                                                     1,592
    19,200    Sigma-Aldrich Corp.                                                                 1,230
                                                                                             ----------
                                                                                                  5,179
                                                                                             ----------
              SPECIALTY STORES (0.3%)
    80,700    Office Depot, Inc.*                                                                 2,397
    23,100    OfficeMax, Inc.                                                                       731
   186,900    Staples, Inc.                                                                       3,985
    34,700    Tiffany & Co.                                                                       1,380
                                                                                             ----------
                                                                                                  8,493
                                                                                             ----------
              STEEL (0.2%)
    24,300    Allegheny Technologies, Inc.                                                          753
    39,200    Nucor Corp.                                                                         2,312
    28,600    United States Steel Corp.                                                           1,211
                                                                                             ----------
                                                                                                  4,276
                                                                                             ----------
              SYSTEMS SOFTWARE (3.1%)
   120,300    Adobe Systems, Inc.                                                                 3,591
    51,300    BMC Software, Inc.*                                                                 1,082
   118,600    Computer Associates International, Inc.                                             3,298
 2,316,100    Microsoft Corp.(c)                                                                 59,593
    84,500    Novell, Inc.*                                                                         630
   952,800    Oracle Corp.*                                                                      11,805
   298,789    Symantec Corp.*                                                                     6,771
                                                                                             ----------
                                                                                                 86,770
                                                                                             ----------
              THRIFTS & MORTGAGE FINANCE (1.5%)
   147,898    Countrywide Financial Corp.                                                         4,878
   244,500    Fannie Mae                                                                         10,958
   173,200    Freddie Mac                                                                         9,779
    66,000    Golden West Financial Corp.                                                         3,920
    24,000    MGIC Investment Corp.                                                               1,541
    84,951    Sovereign Bancorp, Inc.                                                             1,872
   223,400    Washington Mutual, Inc.                                                             8,762
                                                                                             ----------
                                                                                                 41,710
                                                                                             ----------
              TIRES & RUBBER (0.0%)(e)
    16,500    Cooper Tire & Rubber Co.                                                              252
    39,200    Goodyear Tire & Rubber Co.*                                                           611
                                                                                             ----------
                                                                                                    863
                                                                                             ----------
              TOBACCO (1.5%)
   520,500    Altria Group, Inc.                                                                 38,366
    21,500    Reynolds American, Inc.                                                             1,785
    36,600    UST, Inc.                                                                           1,532
                                                                                             ----------
                                                                                                 41,683
                                                                                             ----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)(e)
    20,500    W.W. Grainger, Inc.                                                                 1,290
                                                                                             ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    94,300    ALLTEL Corp.                                                                   $    6,140
   734,939    Sprint Nextel Corp.                                                                17,477
                                                                                             ----------
                                                                                                 23,617
                                                                                             ----------
              Total common stocks (cost: $2,456,791)                                          2,782,821
                                                                                             ----------
              MONEY MARKET INSTRUMENTS (0.4%)

              MONEY MARKET FUND (0.3%)
 8,177,198    Northern Institutional Funds - Diversified Assets Portfolio, 3.40%(a,f)             8,177
                                                                                             ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
              OTHER (0.1%)
    $3,350    U.S. Treasury Bill, 3.25%, 12/1/2005(b,d)                                           3,332
                                                                                             ----------
              Total money market instruments (cost: $11,509)                                     11,509
                                                                                             ----------

              TOTAL INVESTMENTS (COST: $2,468,300)                                           $2,794,330
                                                                                             ==========

16

 N O T E S
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           to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

            3. Futures contracts are valued at the last quoted sales price.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of September 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2005, were $615,014,000 and $288,984,000, respectively, resulting in net unrealized appreciation of $326,030,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,797,038,000 at September 30, 2005, and, in total, may not equal 100%.

         D. Futures contracts - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

            A summary of obligations under these financial instruments at September 30, 2005, is as follows:

                                                                                    MARKET            UNREALIZED
    TYPE OF FUTURE              EXPIRATION         CONTRACTS      POSITION           VALUE           DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures       December 16, 2005         42            Long         $12,960,000          ($39,000)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at September 30, 2005.

         (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

         (c) Security, or a portion thereof, is segregated to cover the value of open futures contracts.

         (d) Security is segregated as collateral for margin requirements on open futures contracts.

         (e) Represents less than 0.1% of net assets.

         (f) Northern Trust Investments, N.A. (NTI) is both the adviser of the Northern Institutional Funds and the Fund's subadviser.

         * Non-income-producing security for the 12 months preceding September 30, 2005.

18

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      The Northern Trust Company
        ACCOUNTING AGENT      50 S. LaSalle Street
                              Chicago, Illinois 60675

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

      [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
           USAA               ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48414-1105                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 22, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 28, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 22, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.